Financial Instruments	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Financial Instruments

20.	Financial Instruments

i)	Market Risk

a)	Currency Risk

As at October 31, 2018, no financial assets and liabilities were denominated in a foreign currency.

b)	Interest Rate Risk

At October 31, 2018 and 2017, the Company’s exposure to interest rate risk relates to long- term debt, convertible promissory notes, and finance lease obligations, but its interest rate risk is limited as the aforementioned financial instruments are fixed interest rate instruments.

c)	Credit Risk

Credit risk is derived from cash and trade accounts receivable. The Company places its cash in deposit with major United States financial institutions. The Company has established a policy to mitigate the risk of loss related to granting customer credit.

The carrying amount of cash and trade accounts receivable represents the Company’s maximum exposure to credit risk, which amounted to $1,079,551 (October 31, 2017 - $484,949) as at October 31, 2018. The allowance for doubtful accounts at October 31, 2018 is $106,443 (October 31, 2017 - $Nil)

As at October 31, 2018 and 2017, the Company’s trade accounts receivable were aged as follows:

	2018	2017
Current	$131,558	$10,400
1-30 days	112,420	9,700
31 days-older	8,930	11,650
	-	-
	$252,908	$31,750

d)	Liquidity Risk

Liquidity risk represents the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when they become due. At October 31, 2018, the Company has current assets of $2,869,694 (2017 - $2,914,491) and current liabilities of $3,321,239 (2017 - $2,147,549), which resulted in a working capital deficit of $451,545 (2017 - working capital of $766,942).

The contractual maturities of the Company’s accounts payable and accrued liabilities, convertible promissory notes, long-term debt, and finance lease payable occurs over the next three years as follows:

	Year 1	Years 2 - 3
Accounts payable and accrued liabilities	$2,382,694	$-
Convertible promissory notes	265,277	1,034,099
Long-term debt	-	50,000
Convertible debentures	-	931,099
Due to employee/officer	104,000	-
Interest payable	470,134	-
Deferred rent	-	31,256
Finance lease	99,134	97,680
Financial Instruments	$3,321,239	$2,144,134

e)	Fair Values

The carrying amounts for the Company’s cash, accounts receivable, accounts payable and accrued liabilities, amounts due to employee/director, promissory notes and convertible promissory notes approximate their fair values because of the short-term nature of these items.

f)	Fair Value Hierarchy

A number of the Company’s accounting policies and disclosures require the measurement of fair valued for both financial and non-financial assets and liabilities. The Company has an established framework, which includes team members who have overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values. When measuring the fair value of an asset or liability, the Company uses observable market data as far as possible. The Company regularly assesses significant unobservable inputs and valuation adjustments. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

●	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly

●	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

During the year ended October 31, 2018 there were no transfers of amounts between levels.